contingent liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Indemnification obligation
Estimated financial effect of contingent liabilities
Indemnification obligations
Indemnification obligation
Estimated financial effect of contingent liabilities	$ 0
Concentration of labour
Concentration of labour
Employees covered under the collective agreement (as a per cent)	23.00%